Income Taxes (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Line Items]
Operating loss carry forwards	$ 30,031
U.S tax net operating loss carry forwards	20,991	16,277
State tax net operating loss carry forwards	8,480	8,526
Foreign tax net operating loss carry forwards	4,632
Income Taxes (Textual) [Abstract]
Maximum federal income tax rates	35.00%
Dividends paid from foreign operations	0
Recognized interest expense	760	232	223
Statutory tax rate	35.00%
Uncertain tax positions	117	126
Decrease in uncertain tax position	149
Uncertain tax positions decreased Related to Discontinued Operation	267
Unrecognized tax benefits	3,290
Unrecognized tax benefits related to discontinued operations	543
Reserves in income tax expenses	1,678
Accrued interest on income tax	2,209	1,449
Valuation allowance	51,916	36,871
Expiry period of net operating losses	20 years
Additions based on tax positions related to prior years	752	(259)
Non-taxable foreign earnings from tax holidays	0	0	0
Canada [Member]
Income Taxes [Line Items]
Corporate income tax rate	25.00%
Income tax examination year	2010
United States [Member]
Income Taxes [Line Items]
Income tax examination year	2008
Net operating losses expiry year description	beginning in 2031
Oman [Member]
Income Taxes [Line Items]
Income tax examination year	2008
Domestic [Member]
Income Taxes [Line Items]
U.S tax net operating loss carry forwards	59,973
Foreign [Member]
Income Taxes [Line Items]
Foreign tax net operating loss carry forwards	12,982
State and Local [Member]
Income Taxes [Line Items]
State tax net operating loss carry forwards	$ 146,129